PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 29,	February 28,
	2016	2017

Building	$60,699,864	$58,823,576
Leasehold improvement	52,091,845	96,232,807
Computer, network equipment and software	40,073,992	55,431,263
Vehicles	784,921	627,190
Office equipment and furniture	7,002,411	12,721,964
Total cost of property and equipment	160,653,033	223,836,800
Less: accumulated depreciation	(46,023,350)	(69,530,082)
	$114,629,683	$154,306,718

For the years ended February 28, 2015, February 29, 2016 and February 28, 2017, depreciation expense was $11,728,577, $18,156,263 and $28,934,491, respectively.